12. Property, plant and equipment (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment cost, beginning	$ 5,592,506		$ 4,547,855
Additions	3,558,725		1,070,201
Transfers	1,166,796
Disposals	(1,104)		(25,550)
Property, plant and equipment cost, ending	10,316,923		5,592,506
Property, plant and equipment depreciation, beginning	2,780,967		2,579,707
Depreciation for the year	278,679		201,865
Transfers	(173,906)
Disposals	(545)		(605)
Property, plant and equipment depreciation, ending	2,885,195		2,780,967
Property, plant and equipment net book value	7,431,728		2,811,539
Lands and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment cost, beginning	365,091		158,939
Additions	2,400		206,152
Transfers	(1,568)
Disposals	0		0
Property, plant and equipment cost, ending	365,923		365,091
Property, plant and equipment depreciation, beginning	41,536		39,356
Depreciation for the year	2,162		2,180
Transfers	(1,506)
Disposals	0		0
Property, plant and equipment depreciation, ending	42,192		41,536
Property, plant and equipment net book value	323,731		323,555
Electric power facilities
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment cost, beginning	4,324,553		3,878,409
Additions	168,791		468,519
Transfers	(309,796)
Disposals	0		(22,375)
Property, plant and equipment cost, ending	4,183,548		4,324,553
Property, plant and equipment depreciation, beginning	2,583,191		2,394,358
Depreciation for the year	264,069		188,833
Transfers	(167,895)
Disposals	0		0
Property, plant and equipment depreciation, ending	2,679,365		2,583,191
Property, plant and equipment net book value	1,504,183		1,741,362
Gas turbines
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment cost, beginning	683,414		299,285
Additions	883,772		384,129
Transfers	1,246,266
Disposals	0		0
Property, plant and equipment cost, ending	2,813,452	[1]	683,414
Property, plant and equipment depreciation, beginning	0		0
Depreciation for the year	0		0
Transfers	0
Disposals	0		0
Property, plant and equipment depreciation, ending	0		0
Property, plant and equipment net book value	2,813,452		683,414
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment cost, beginning	0		0
Additions	2,482,528		0
Transfers	257,643
Disposals	0		0
Property, plant and equipment cost, ending	2,740,171		0
Property, plant and equipment depreciation, beginning	0		0
Depreciation for the year	0		0
Transfers	0
Disposals	0		0
Property, plant and equipment depreciation, ending	0		0
Property, plant and equipment net book value	2,740,171		0
Others
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment cost, beginning	219,448		211,222
Additions	21,234		11,401
Transfers	(25,749)
Disposals	(1,104)		(3,175)
Property, plant and equipment cost, ending	213,829		219,448
Property, plant and equipment depreciation, beginning	156,240		145,993
Depreciation for the year	12,448		10,852
Transfers	(4,505)
Disposals	(545)		(605)
Property, plant and equipment depreciation, ending	163,638		156,240
Property, plant and equipment net book value	$ 50,191		$ 63,208

[1]	As of December 31, 2017, the Company acquired gas turbines, one of which will be used for new generation capacity in the project called "Terminal 6 San Lorenzo" while the other turbines can be used for other projects, in future bidding processes that may be called by the Argentine government.